GOODWILL - GOODWILL ALLOCATED TO CASH-GENERATING UNITS (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information for cash-generating units [line items]
Goodwill	¥ 8,676	¥ 8,634
Sinopec Yanshan
Disclosure of information for cash-generating units [line items]
Goodwill	1,004	1,004
Sinopec Zhenhai
Disclosure of information for cash-generating units [line items]
Goodwill	4,043	4,043
Shanghai SECCO
Disclosure of information for cash-generating units [line items]
Goodwill	2,541	2,541
Sinopec Hong Kong Limited
Disclosure of information for cash-generating units [line items]
Goodwill	921	879
Other units without individually significant goodwill
Disclosure of information for cash-generating units [line items]
Goodwill	¥ 167	¥ 167